Principles of consolidation	12 Months Ended
Dec. 31, 2017
Principles Of Consolidation
Disclosure of basis of consolidation [text block]

2 Principles of consolidation

Subsidiaries

The Consolidated Financial Statements comprise the financial statements of the parent Company Eni SpA and those of its subsidiaries, being those entities over which the Company has control, either directly or indirectly, through exposure or rights to their variable returns and the ability to affect those returns through its power over the investees. To have power over an investee, the investor must have existing rights that give it the current ability to direct the relevant activities of the investee, i.e. the activities that significantly affect the investee’s returns.

For entities acting as sole-operator in the management of oil&gas contracts on behalf of companies participating in a joint project, the activities are financed proportionally based on a budget approved by the participating companies upon presentation of periodical reports of proceeds and expenses. Costs and revenues and other operating data (production, reserves, etc.) of the project, as well as the related obligations arising from the project, are recognized directly in the financial statements of the companies involved based on their own share. Some subsidiaries are not consolidated because they are immaterial, either individually or in the aggregate; this exclusion has not produced significant[2] effects on the Consolidated Financial Statements[3].

Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. 100% of assets, liabilities, income and expenses of consolidated subsidiaries are combined with those of the parent in the Consolidated Financial Statements; the net book value of these subsidiaries is eliminated against the corresponding portion of the shareholders’ equity. Equity and net profit attributable to non-controlling interests are included in specific line items of equity and profit and loss account.

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(1)	IFRSs include also International Accounting Standards (IAS), currently effective, as well as the interpretations prepared by the IFRS Interpretations Committee, previously named International Financial Reporting Interpretations Committee (IFRIC) and initially Standing Interpretations Committee (SIC).
(2)	According to the requirements of the Conceptual Framework for Financial Reporting, “information is material if omitting it or misstating it could influence decisions that users make on the basis of financial information about a specific reporting entity”.
(3)	Unconsolidated subsidiaries are accounted for as described in the accounting policy for “The equity method of accounting”.

When the proportion of the equity held by non-controlling interests changes, any difference between the consideration paid/received and the amount by which the non-controlling interests are adjusted is attributed to the Group shareholders’ equity. Conversely, the sale of equity interests with loss of control determines the recognition in the profit and loss account of: (i) any gain/loss calculated as the difference between the consideration received and the corresponding transferred portion of equity; (ii) any gain or loss recognized as a result of the re-measurement of any investment retained in the former subsidiary to its fair value; and (iii) any amount related to the former subsidiary previously recognized in other comprehensive income which can be reclassified subsequently to the profit and loss account[4]. Any investment retained in the former subsidiary is recognized at its fair value at the date when control is lost and shall be accounted for in accordance with the applicable measurement criteria.

Interests in joint arrangements

A joint arrangement is an arrangement of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Investments in joint ventures are accounted for using the equity method as described in the accounting policy for “The equity method of accounting”.

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have enforceable rights to the assets, and enforceable obligations for the liabilities, relating to the arrangement. Judgment is required in assessing whether a joint arrangement creates enforceable rights and obligations; this assessment is made considering the design and purpose of the joint arrangement, the terms of the contractual arrangements, as well as any other facts and circumstances that are relevant for this assessment. In the Consolidated Financial Statements the Eni’s share of the assets/liabilities and revenues/expenses of joint operations is recognized upon rights and obligations to the arrangements.

After the initial recognition, the assets/liabilities and revenues/expenses of the joint operations are measured in accordance with the measurement criteria applicable to each case. Immaterial joint operations are accounted for using the equity method or, if this does not result in a misrepresentation of the Company’s financial position and performance, at cost net of any impairment losses.

Interests in associates

An associate is an entity over which Eni has significant influence, that is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control of those policies. Investments in associates are accounted for using the equity method as described in the accounting policy for “The equity method of accounting”.

Consolidated companies’ financial statements are audited by external auditors who audit also the information required for the preparation of the Consolidated Financial Statements.

The equity method of accounting

Investments in unconsolidated subsidiaries, joint ventures and associates are accounted for using the equity method[5].

Under the equity method, investments are initially recognized at cost, allocating, similarly to business combinations procedures, the purchase price of the investment to the investee’s assets/liabilities; if this allocation is provisionally recognized at initial recognition, it can be retrospectively adjusted within one year from the date of initial recognition, to reflect new information obtained about facts and circumstances that existed at the date of initial recognition. Subsequently, the carrying amount is adjusted to reflect: (i) the investor’s share of the profit or loss of the investee after the date of acquisition; and (ii) the investor’s share of the investee’s other comprehensive income. Changes in the net assets of an equity-accounted investee, not arising from the investee’s profit or loss or other comprehensive income, are recognized in the investor’s profit and loss account, as they basically represent a gain or loss from a disposal of an interest in the investee’s equity. Distributions received from an equity-accounted investee reduce the carrying amount of the investment. In applying the equity method, consolidation adjustments are considered (see also the accounting policy for “Subsidiaries”). When there is objective evidence of impairment (see also the accounting policy for “Current financial assets”), the recoverability is tested by comparing the carrying amount and the related recoverable amount determined by adopting the criteria indicated in the accounting policy for “Property, plant and equipment”. The losses arising from the application of the equity method exceeding the carrying amount of the investment, recognized in the profit and loss account within “Income (expense) from investments”, are allocated to any financial receivable from the investee for which settlement is neither planned nor likely to occur in the foreseeable future (the so-called long-term interests) and which is, in substance, an extension of the investment in the investee.

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(4)	Conversely, any amount related to the former subsidiary previously recognized in other comprehensive income, which cannot be reclassified subsequently to the profit and loss account, are reclassified in another item of equity.
(5)	In the case of step acquisition of significant influence (or joint control), the investment is recognized, at the acquisition date of significant influence (joint control), at the amount deriving from the use of the equity method assuming the adoption of this method since initial acquisition; the “step-up” of the carrying amount of interests owned before the acquisition of significant influence (joint control) is taken to equity.

Immaterial subsidiaries, joint ventures and associates are accounted for at cost, net of any impairment losses, if this does not result in a misrepresentation of the Group financial position and performance. When an impairment loss no longer exists or has decreased, a reversal of the impairment loss is recognized in the profit and loss account within “Other gain (loss) from investments”. The reversal cannot exceed the previously recognized impairment losses.

The sale of equity interests with loss of joint control or significant influence over the investee determines the recognition in the profit and loss account of: (i) any gain/loss calculated as the difference between the consideration received and the corresponding transferred share; (ii) any gain or loss recognized as a result of the re-measurement of any investment retained in the former joint venture/associate to its fair value[6]; and (iii) any amount related to the former joint venture/associate previously recognized in other comprehensive income which can be reclassified subsequently to profit and loss account[7]. Any investment retained in the former joint venture/associate is recognized at its fair value at the date when joint control or significant influence is lost and shall be accounted for in accordance with the applicable measurement criteria.

The investor’s share of losses of an equity-accounted investee, that exceeds the carrying amount of the investment, is recognized in a specific provision only to the extent the investor is required to fulfill legal or constructive obligations of the investee or to fund its losses.

Business combinations

Business combinations are recognized by applying the acquisition method. The consideration transferred in a business combination is measured at the acquisition date and is the sum of the acquisition-date fair values of the assets transferred, the liabilities incurred, as well as any equity instruments issued by the acquirer. Acquisition-related costs are accounted for as expenses when they are incurred.

At the acquisition date, the acquirer shall measure the identifiable assets acquired and liabilities assumed at their acquisition-date fair values[8], unless another measurement basis is required by IFRSs. The excess of the consideration transferred over the Group’s share of the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed is recognized as goodwill; a gain from a bargain purchase is recognized in the profit and loss account.

Any non-controlling interest is measured as the proportionate share in the recognized amounts of the acquiree’s identifiable net assets at the acquisition date (partial goodwill method); as an alternative, it is allowed the recognition of the entire amount of goodwill deriving from the acquisition, including also the goodwill attributable to non-controlling interests (full goodwill method). In the last case, non-controlling interests are measured at their fair value, which therefore includes the goodwill attributable to them[9]. The choice of measurement basis of goodwill (partial goodwill method vs. full goodwill method) is made on a transaction-by-transaction basis.

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(6)	If the retained investment continues to be accounted for using the equity method, no remeasurement to fair value is recognized in the profit and loss account.
(7)	Conversely, any amount related to the former joint venture/associate previously recognized in other comprehensive income, which cannot be reclassified subsequently to the profit and loss account, are reclassified in another item of equity.
(8)	Fair value measurement principles are described below in the accounting policy for “Fair value measurements”.
(9)	The choice between partial goodwill and full goodwill method is made also for business combinations resulting in the recognition of a gain on bargain purchase in the profit and loss account.

In a business combination achieved in stages, the purchase price is determined by summing the fair value of previously held equity interests in the acquiree and the consideration transferred for the acquisition of control; the previously held equity interests are re-measured at their acquisition-date fair value and the resulting gain or loss, if any, is recognized in the profit and loss account. Furthermore, on obtaining control, any amount of the acquiree previously recognized in other comprehensive income is charged to the profit and loss account, or in another item of equity when the amount cannot be reclassified to the profit and loss account.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the provisional amounts recognized at the acquisition date shall be retrospectively adjusted within one year from the acquisition date, to reflect new information obtained about facts and circumstances that existed as of the acquisition date.

The acquisition of interests in a joint operation in which the activity constitutes a business is recognized applying the relevant principles for business combinations.

Intragroup transactions

All balances and transactions between consolidated companies, including unrealized profits arising from such transactions, have been eliminated.

Unrealized profits arising from transactions between the Group and its equity-accounted entities are eliminated to the extent of the Group’s interest in the equity-accounted entity. In both cases, unrealized losses are not eliminated when they provide evidence of an impairment loss of the asset transferred.

Foreign currency translation

The financial statements of foreign operations having a functional currency other than the euro, that represents the parent’s functional currency, are translated into euro using the spot exchange rates on the balance sheet date for assets and liabilities, historical exchange rates for equity and average exchange rates for the profit and loss account and the statement of cash flows (source: Reuters — WMR).

The cumulative amount of the resulting translation differences is presented in the separate component of the Group shareholders’ equity “Cumulative currency translation differences”[10]. Cumulative exchange differences are reclassified to the profit and loss account when the entity disposes the entire interest in a foreign operation or when the partial disposal involves the loss of control, joint control or significant influence of a foreign operation. On a partial disposal that does not involve loss of control of a subsidiary that includes a foreign operation, the proportionate share of the cumulative exchange differences is reattributed to the non-controlling interests in that foreign operation. On a partial disposal that does not involve loss of joint control or significant influence, the proportionate share of the cumulative exchange differences is reclassified to the profit and loss account. The repayment of share capital made by a subsidiary having a functional currency other than the euro, without a change in the ownership interest, implies that the proportionate share of the cumulative amount of exchange differences relating to the subsidiary is reclassified to the profit and loss account.

The financial statements of foreign operations which are translated into euro are denominated in the foreign operations’ functional currencies which generally is the U.S. dollar.

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(10)	When the foreign subsidiary is partially owned, the cumulative exchange differences, that are attributable to the non-controlling interests, are allocated to and recognized as part of “Non-controlling interest”.

The main foreign exchange rates used to translate the financial statements into the parent’s functional currency are indicated below:

(currency amount for €1)	Annual average exchange rate 2017	Exchange rate at December 31, 2017	Annual average exchange rate 2016	Exchange rate at December 31, 2016	Annual average exchange rate 2015	Exchange rate at December 31, 2015
U.S. Dollar	1.13	1.20	1.11	1.05	1.11	1.09
Pound Sterling	0.88	0.89	0.82	0.86	0.73	0.73
Norwegian Krone	9.33	9.83	9.29	9.09	8.95	9.60
Australian Dollar	1.47	1.53	1.49	1.46	1.48	1.49